Summary of Changes in Fair Value Associated With Level 3 Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	$ 97.7		$ 170.5
Calls/ Maturities/ Paydowns	(23.8)		(22.4)
Purchases	28.5		0
Sales	0		(27.9)
Net Realized (Gain)/Loss on Sales	0		(0.6)
Change in Valuation	12.3		(6.5)
Net Transfers In (Out)	0		(15.4)	[1]
Ending Fair value	114.7		97.7
Fixed maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	86.2		158.7
Calls/ Maturities/ Paydowns	(23.6)		(22.4)
Purchases	0		0
Sales	0		(27.9)
Net Realized (Gain)/Loss on Sales	0		(0.6)
Change in Valuation	8.2		(6.2)
Net Transfers In (Out)	0		(15.4)	[1]
Ending Fair value	70.8		86.2
Fixed maturities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	0		29.5
Calls/ Maturities/ Paydowns	0		0
Purchases	0		0
Sales	0		(27.9)
Net Realized (Gain)/Loss on Sales	0		(0.6)
Change in Valuation	0		(1.0)
Net Transfers In (Out)	0		0	[1]
Ending Fair value	0		0
Fixed maturities | Asset-backed Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	86.2		129.2
Calls/ Maturities/ Paydowns	(23.6)		(22.4)
Purchases	0		0
Sales	0		0
Net Realized (Gain)/Loss on Sales	0		0
Change in Valuation	8.2		(5.2)
Net Transfers In (Out)	0		(15.4)	[1]
Ending Fair value	70.8		86.2
Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	62.3		96.7
Calls/ Maturities/ Paydowns	(17.3)		(19.5)
Purchases	0		0
Sales	0		0
Net Realized (Gain)/Loss on Sales	0		0
Change in Valuation	0.5		0.5
Net Transfers In (Out)	0		(15.4)	[1]
Ending Fair value	45.5		62.3
Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	21.3		27.5
Calls/ Maturities/ Paydowns	(3.7)		(0.3)
Purchases	0		0
Sales	0		0
Net Realized (Gain)/Loss on Sales	0		0
Change in Valuation	7.7		(5.9)
Net Transfers In (Out)	0		0	[1]
Ending Fair value	25.3		21.3
Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	2.6		5.0
Calls/ Maturities/ Paydowns	(2.6)		(2.6)
Purchases	0		0
Sales	0		0
Net Realized (Gain)/Loss on Sales	0		0
Change in Valuation	0		0.2
Net Transfers In (Out)	0		0	[1]
Ending Fair value	0		2.6
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	0	[2]	0
Calls/ Maturities/ Paydowns	0	[2]	0
Purchases	28.5	[2]	0
Sales	0	[2]	0
Net Realized (Gain)/Loss on Sales	0	[2]	0
Change in Valuation	3.4	[2]	0
Net Transfers In (Out)	0	[2]	0	[1]
Ending Fair value	31.9	[2]	0	[2]
Equity securities | Common equities | Other risk investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	11.5		11.8
Calls/ Maturities/ Paydowns	(0.2)		0
Purchases	0		0
Sales	0		0
Net Realized (Gain)/Loss on Sales	0		0
Change in Valuation	0.7		(0.3)
Net Transfers In (Out)	0		0	[1]
Ending Fair value	$ 12.0		$ 11.5

[1]	The $(15.4) million was transferred out of Level 3 into Level 2 due to the availability of vendor pricing on a residential mortgage-backed security.
[2]	The $3.4 million represents net holding period gains on a hybrid security which is reflected in net realized gains (losses) on securities in the comprehensive income statement.